Intangible Assets - Estimated Annual Amortization Expense (Detail) $ in Thousands	12 Months Ended
Mar. 31, 2022 USD ($)
Disclosure of intangible assets with indefinite useful life [line items]
Estimated annual amortization expense	$ 65,021 [1]
2023 [member]
Disclosure of intangible assets with indefinite useful life [line items]
Estimated annual amortization expense	13,207
2024 [member]
Disclosure of intangible assets with indefinite useful life [line items]
Estimated annual amortization expense	11,319
2025 [member]
Disclosure of intangible assets with indefinite useful life [line items]
Estimated annual amortization expense	8,102
2026 [member]
Disclosure of intangible assets with indefinite useful life [line items]
Estimated annual amortization expense	4,431
2027 [member]
Disclosure of intangible assets with indefinite useful life [line items]
Estimated annual amortization expense	3,272
Thereafter [member]
Disclosure of intangible assets with indefinite useful life [line items]
Estimated annual amortization expense	$ 24,690

[1]	Excludes service mark, as it has an indefinite useful life